                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Mason Capital Management, LLC
Address:     110 East 59th Street, 30th Floor
             New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1206

Signature, Place, and Date of Signing:

     /s/ John Grizzetti               New York, New York        August 15, 2005
    --------------------             --------------------     ------------------
/s/ by John Grizzetti  with Express     [City, State]              [Date]
       --------------
     Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

----------
*    Reports Holdings for which confidential treatment is required.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                47

Form 13F Information Table Value Total:          $628,967
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                          FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF               VALUE     SHRS OR        PUT/  INVESTMENT  [OTHER   --------------------
    NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGERS] SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTL INC.                COMMON
                                      STOCK     018772103       2,585  430,165                 SOLE               X

ALLTEL CORPORATION                    COMMON
                                      STOCK     020039103       4,360   70,000                 SOLE               X

ALTRIA GROUP INC.                     COMMON
                                      STOCK     02209S103      29,848  461,616                 SOLE               X

ALTRIA GROUP INC.                     OPTION -
                                      CALLS     0220949AN         810    3,000        CALL     SOLE               X

ALTRIA GROUP INC.                     OPTION -
                                      CALLS     02209S9AP         109    1,750        CALL     SOLE               X

ASHLAND INC.                          COMMON
                                      STOCK     044204105       2,408   33,500                 SOLE               X

ATS AUTOMATION TOOLING
SYSTEM                                COMMON
                                      STOCK     001940105       7,979  579,700                 SOLE               X

BLUE NILE, INC.CMN                    COMMON
                                      STOCK     09578R103          79    2,420                 SOLE               X

BMC SOFTWARE INCCMN                   COMMON
                                      STOCK     055921100      12,872  717,101                 SOLE               X

BURLINGTON RESOURCES
INCCMN                                COMMON
                                      STOCK     122014103       1,867   33,790                 SOLE               X

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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF               VALUE     SHRS OR        PUT/  INVESTMENT  [OTHER   --------------------
    NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGERS] SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA ENTERPRISES
INCCMN                                COMMON
                                      STOCK     191219104      10,235  465,000                 SOLE               X

EBAY INC.CMN                          COMMON
                                      STOCK     278642103         112    3,400                 SOLE               X

GOLDEN ENTERPRISESCMN                 COMMON
                                      STOCK     381010107       1,749  432,882                 SOLE               X

GUIDANT CORPORATIONCMN                COMMON
                                      STOCK     401698105      20,156  299,500                 SOLE               X

HAWAIIAN HOLDINGS
INCCMN                                COMMON
                                      STOCK     419879101       3,090  763,070                 SOLE               X

HUDSON CITY BANCORP
INCCMN                                COMMON
                                      STOCK     443683107      21,656 1,898,000                SOLE               X

JETBLUE AIRWAYS
CORPORATIONCMN                        COMMON
                                      STOCK     477143101         119    5,800                 SOLE               X

KAMAN CORP CL-ACMN
CLASS A                               COMMON
                                      STOCK     483548103          54    3,000                 SOLE               X

KEY ENERGY SERVICES
INCCMN                                COMMON
                                      STOCK     492914106      24,091 1,991,000                SOLE               X

LIBERTY GLOBAL INCCMN
CLASS A                               COMMON
                                      STOCK     530555101      25,841   554,414                SOLE               X

LIBERTY MEDIA CORP
NEWCMN SERIES A                       COMMON
                                      STOCK     530718105      30,850  3,027,500               SOLE               X

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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF               VALUE     SHRS OR        PUT/  INVESTMENT  [OTHER   --------------------
    NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGERS] SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MAYTAG CORPORATIONCMN                 COMMON
                                      STOCK     578592107      7,830    500,000                SOLE               X

                                      2.25%
                                   CONVERTIBLE
                                  SUBORDINATED
MCDATA CORPORATION                    NOTES     580031AD4     12,754 15,530,000                SOLE               X

MCDERMOTT INTLCMN                     COMMON
                                      STOCK     580037109     21,000  1,000,000                SOLE               X

MCI INC.CMN                           COMMON
                                      STOCK     552691107     62,186  2,418,760                SOLE               X

MDS INCCMN                            COMMON
                                      STOCK     55269P302     30,300  2,000,000                SOLE               X

                                      1.25%
                                    CONTINGENT
                                    CONVERTIBLE
MEDTRONIC INC.                      DEBENTURES  585055AD8     44,111 44,500,000                SOLE               X
MELLON FINANCIAL
CORPORATIONCMN                        COMMON
                                      STOCK     58551A108        250      8,700                SOLE               X

MYKROLIS CORPCMN                      COMMON
                                      STOCK     62852P103     11,692    822,800                SOLE               X

NEIGHBORCARE, INC.CMN                 COMMON
                                      STOCK     64015Y104     20,345    613,347                SOLE               X

OCCULOGIX, INC.CMN                    COMMON
                                      STOCK     67461T107     13,630  1,624,575                SOLE               X

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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF               VALUE     SHRS OR        PUT/  INVESTMENT  [OTHER   --------------------
    NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGERS] SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ODYSSEY MARINE
EXPLORATION INCCMN                    COMMON
                                      STOCK     676118102      1,295    260,000                 SOLE              X

OIL SERVICE HOLDRS
TRUST                                 OPTION -
                                      PUTS      6780029VS        384      1,200        PUT      SOLE              X

OWENS CORNING                         COMMON
                                      STOCK     69073F103        949    260,000                 SOLE              X

PIONEER NATURAL
RESOURCES CO.                         COMMON
                                      STOCK     723787107      1,946     46,244                 SOLE              X

POGO PRODUCING CO.                    COMMON
                                      STOCK     730448107     38,732    746,000                 SOLE              X

PRIDE INTERNATIONAL
INC.                                  COMMON
                                      STOCK     74153Q102     22,809    887,500                 SOLE              X

ROYAL GROUP
TECHNOLOGIES LTD.                     COMMON
                                      STOCK     779915107      2,144    195,800                 SOLE              X

SHOPPING.COM LTD.                     COMMON
                                      STOCK     M8405Q102     12,679    608,121                 SOLE              X

SIEBEL SYSTEMS INC.                   COMMON
                                      STOCK     826170102     52,928  5,946,987                 SOLE              X

SOFTBRANDS, INC.                      COMMON
                                      STOCK     83402A107      3,444  1,968,019                 SOLE              X

TIME WARNER INC.                      COMMON
                                      STOCK     887317105        117      7,000                 SOLE              X

------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF               VALUE     SHRS OR        PUT/  INVESTMENT  [OTHER   --------------------
    NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGERS] SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC.                      OPTION -
                                      CALLS     8873189AD      8,063     75,000        CALL     SOLE              X

TLC VISION CORP.                      COMMON
                                      STOCK     872549100     16,993  2,074,822                 SOLE              X

UNOCAL CORP.                          COMMON
                                      STOCK     915289102     23,288    358,000                 SOLE              X

VERITAS SOFTWARE
CORPORATION                           COMMON
                                      STOCK     923436109     18,061    740,200                 SOLE              X

WEBMD CORP.                           COMMON
                                      STOCK     94769M105        168     16,400                 SOLE              X